Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments under NonCancelable Operating Leases	Future minimum lease payments under the noncancelable operating leases at December 31, 2012 were as follows (in thousands):

2013	$1,233
2014	1,302
2015	1,314
2016	1,103